As filed with the SEC on March 30, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2003 - October 31, 2004

The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on January 7, 2005 in order to restate certain financial information about the TA IDEX Transamerica Money Market series (the "Series") of the registrant. Additional information about such restatement is contained in Note 6 to the financial statements of the Series. This Form N-CSR/A also updates Item 12 "Exhibits" as required. Other than the aforementioned amendments, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR filed on January 7, 2005, or modify or update the disclosures therein, in any way.

Item 1: Report(s) to Shareholders.  The Annual Report of TA IDEX Transamerica Money Market, a separate Series of the Registrant, is attached.

Annual Report

October 31, 2004

www.idexfunds.com

P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD
Investor Services 1-888-233-IDEX (4339)

Dear Fellow Shareholder,

On behalf of Transamerica IDEX Mutual Funds, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.

A financial professional can help you build a comprehensive picture of your current and future financial needs. What's more, financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

The Securities and Exchange Commission requires that a semi-annual report be sent to all shareholders. The following pages provide a comprehensive review of the investments of each fund as well as the detailed accounting data. The report also provides a discussion of the accounting policies for the funds in addition to any matters presented to the shareholders that may have required their vote.

Please contact your financial advisor if you have any questions about the contents of this report.

Sincerely,

Brian C. Scott
President
Transamerica IDEX Mutual Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica IDEX Mutual Funds. These views are subject to change based upon market conditions. These views should not be relied on as investment advice and are not indicative of a trading intent on behalf of the Transamerica IDEX Mutual Funds.

TA IDEX Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES (unaudited)

SHAREHOLDER EXPENSES

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,002.80	0.85%	$4.28
Hypothetical (b)	1,000.00	1,020.86	0.85	4.32
Class B
Actual	1,000.00	1,000.70	1.28	6.44
Hypothetical (b)	1,000.00	1,018.70	1.28	6.50
Class C
Actual	1,000.00	1,000.70	0.99	4.98
Hypothetical (b)	1,000.00	1,020.16	0.99	5.03

(a)  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (366 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
at October 31, 2004

This chart represents the percentage breakdown by maturity date of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS
At October 31, 2004
(all amounts except share amounts in thousands)

	Principal	Value
COMMERCIAL PAPER (87.1%)
Asset-Backed (11.0%)
CAFCO LLC, 144A
2.03%, due 01/05/2005	$3,200	$3,188
2.05%, due 01/07/2005	4,600	4,582
2.00%, due 01/19/2005	4,600	4,579
Delaware Funding Corp., 144A 1.78%, due 11/03/2004	2,400	2,399
1.78%, due 11/04/2004	1,100	1,100
1.78%, due 11/05/2004	4,000	3,999
1.78%, due 11/10/2004	1,600	1,599
1.90%, due 12/06/2004	3,100	3,094
Receivables Capital Corp., 144A 1.63%, due 11/01/2004	500	500
1.73%, due 12/01/2004	2,200	2,197
Beverages (1.3%)
Coca-Cola Co. (The) 1.71%, due 11/01/2004	3,250	3,250
Business Credit Institutions (9.2%)
AIG Funding, Inc. 1.53%, due 11/04/2004	4,770	4,769
1.80%, due 11/23/2004	5,700	5,693
Old Line Funding Corp., 144A 1.72%, due 11/01/2004	2,100	2,100
1.67%, due 11/03/2004	2,100	2,100
1.71%, due 11/08/2004	2,500	2,499
1.79%, due 11/15/2004	450	450
1.67%, due 11/22/2004	1,600	1,598
1.90%, due 12/06/2004	3,500	3,493
Chemicals & Allied Products (4.9%)
Dupont EI de Nemours Co. 1.75%, due 11/02/2004	6,100	6,099
1.76%, due 11/12/2004	2,300	2,299
1.76%, due 11/16/2004	3,700	3,697
Commercial Banks (9.8%)
Bank of America Corp. 1.77%, due 11/10/2004	850	850
1.96%, due 01/03/2005	2,050	2,043
Ranger Funding Co. LLC, 144A 1.87%, due 11/22/2004	2,050	2,048
1.92%, due 12/09/2004	1,900	1,896
UBS Finance Delaware LLC 1.71%, due 11/03/2004	2,900	2,899
1.79%, due 11/15/2004	1,800	1,799
1.82%, due 11/18/2004	1,600	1,598
1.85%, due 11/29/2004	3,600	3,594
1.87%, due 12/14/2004	1,400	1,397
2.05%, due 01/25/2005	1,000	995
Wells Fargo & Co. 1.98%, due 03/24/2005	5,250	5,252

	Principal	Value
Food & Kindred Products (1.6%)
Nestle Capital Corp., 144A
1.52%, due 11/05/2004	$1,800	$1,800
1.77%, due 11/12/2004	2,250	2,249
Industrial Machinery & Equipment (4.8%)
Caterpillar Financial Services Corp. 2.40%, due 01/31/2005	8,150	8,156
4.69%, due 04/25/2005	2,400	2,428
Caterpillar, Inc. 1.75%, due 11/17/2004	1,200	1,199
Insurance Agents, Brokers & Service (4.7%)
Metlife Funding, Inc. 1.71%, due 11/08/2004	4,900	4,898
1.61%, due 11/10/2004	2,120	2,119
1.66%, due 11/10/2004	4,700	4,698
Personal Credit Institutions (14.7%)
American Honda Finance Corp. 1.72%, due 11/03/2004	1,100	1,100
1.79%, due 11/23/2004	4,600	4,594
1.79%, due 11/24/2004	4,000	3,995
American Honda Finance Corp. 144A 1.78%, due 02/11/2005	2,700	2,701
General Electric Capital Corp. 1.62%, due 11/01/2004	1,300	1,300
1.65%, due 11/01/2004	1,800	1,800
1.58%, due 11/03/2004	1,000	1,000
1.60%, due 11/19/2004	900	899
1.75%, due 01/05/2005	1,200	1,196
1.96%, due 01/06/2005	4,750	4,732
2.01%, due 01/18/2005	1,300	1,294
Toyota Motor Credit Corp. 1.64%, due 11/01/2004	1,000	1,000
1.63%, due 11/02/2004	1,600	1,600
1.70%, due 11/08/2004	1,930	1,929
1.79%, due 11/22/2004	1,800	1,798
1.81%, due 12/02/2004	1,600	1,597
1.91%, due 12/07/2004	1,950	1,946
1.93%, due 12/08/2004	1,300	1,297
1.89%, due 12/13/2004	600	599
Pharmaceuticals (2.7%)
Pfizer, Inc., 144A 1.69%, due 11/16/2004	2,875	2,873
1.69%, due 12/14/2004	1,500	1,497
1.85%, due 12/23/2004	2,350	2,343
Printing & Publishing (0.5%)
Gannett Co., Inc. 1.84%, due 11/18/2004	1,250	1,249

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At October 31, 2004
(all amounts except share amounts in thousands)

	Principal	Value
Public Administration (0.2%)
Quebec Province
1.90%, due 01/11/2005	$450	$448
Security & Commodity Brokers (9.4%)
Goldman Sachs Group, Inc. 1.62%, due 11/15/2004	1,500	1,499
1.92%, due 01/10/2005	1,250	1,245
1.92%, due 01/11/2005	2,230	2,221
2.10%, due 02/25/2005	6,750	6,758
Merrill Lynch & Co., Inc. 2.37%, due 01/13/2005	8,530	8,536
2.38%, due 01/21/2005	3,030	3,032
Variety Stores (2.7%)
Wal-Mart Funding Corp., 144A 1.85%, due 11/30/2004	4,100	4,093
Wal-Mart Stores, Inc., 144A 1.60%, due 11/02/2004	550	550
1.90%, due 12/10/2004	2,160	2,155
Wholesale Trade Durable Goods (9.6%)
Procter & Gamble Co., 144A 6.60%, due 12/15/2004	1,425	1,433
Proctor & Gamble Co. 1.96%, due 01/12/2005	2,250	2,241
2.00%, due 01/18/2005	5,700	5,675
1.99%, due 01/19/2005	2,700	2,688
Unilever Capital Corp., 144A 1.73%, due 11/09/2004	2,300	2,299
1.76%, due 11/15/2004	3,200	3,197
1.76%, due 11/17/2004	3,000	2,997
1.79%, due 11/22/2004	3,300	3,296
Total Commercial Paper (cost: $215,904)		215,904

	Principal	Value
CERTIFICATES OF DEPOSIT (13.0%)
Canadian Imperial Bank of Commerce
1.71%, due 11/09/2004	$2,500	$2,500
1.80%, due 11/29/2004	3,700	3,694
1.83%, due 12/02/2004	2,100	2,097
1.85%, due 12/03/2004	2,100	2,096
1.89%, due 12/13/2004	1,700	1,700
Toronto Dominion Bank, Ltd. 1.90%, due 02/22/2005	2,300	2,300
Wells Fargo Bank NA 1.77%, due 11/05/2004	1,500	1,500
1.77%, due 11/12/2004	2,900	2,900
2.00%, due 01/03/2005	2,700	2,700
Bank of America Corp. 2.06%, due 02/04/2005	2,800	2,800
Toronto Dominion Bank, Ltd. 1.70%, due 11/09/2004	5,120	5,120
1.87%, due 12/06/2004	1,200	1,200
1.97%, due 01/04/2005	1,500	1,500
Total Certificates of Deposit (cost: $32,107)		32,107
Total Investment Securities (cost: $248,011)		$248,011
SUMMARY:
Investments, at value	100.1%	$248,011
Liabilities in excess of other assets	(0.1)%	(220)
Net assets	100.0%	$247,791

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration normally to qualified institutional buyers. At October 31, 2004 these securities aggregated $76,904 or 31.0% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2004
(all amounts except per share amounts in thousands)

Assets:
Investment securities, at value (cost: $248,011)	$248,011
Cash	75
Receivables:
Shares of beneficial interest sold	952
Interest	194
Other	9
249,241
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	758
Management and advisory fees	102
Distribution fees	107
Transfer agent fees	275
Dividends to shareholders	91
Other	117
1,450
Net Assets	$247,791
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$247,700
Undistributed net investment income (loss)	91
Net Assets	$247,791
Net Assets by Class:
Class A	$185,311
Class B	40,203
Class C	22,277
Shares Outstanding:
Class A	185,311
Class B	40,203
Class C	22,277
Net Asset Value Per Share:
Class A	$1.00
Class B	1.00
Class C	1.00

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

STATEMENT OF OPERATIONS
For the year ended October 31, 2004 (a)
(all amounts in thousands)

Investment Income:
Interest	$2,487
Expenses:
Management and advisory fees	757
Transfer agent fees
Class A	409
Class B	139
Class C	25
Class C2	22
Class M	11
Printing and shareholder reports	51
Custody fees	25
Administration fees	31
Legal fees	6
Audit and accounting fees	13
Trustees fees	10
Registration fees
Class A	61
Class B	20
Class C	11
Class C2	3
Class M	2
Other	11
Distribution and service fees:
Class A	462
Class B	444
Class C	95
Class C2	68
Class M	30
Total expenses	2,706
Reimbursement of class expenses
Class A	(477)
Class B	(313)
Class C	(93)
Class C2	(35)
Class M	(11)
Net expenses	1,777
Net Investment Income (Loss)	710
Net Increase (Decrease) in Net Assets Resulting from Operations	$710

STATEMENT OF OPERATIONS
For the year ended October 31, 2003 (a)

(all amounts in thousands)

Investment Income:
Interest	$2,768
Expenses:
Management and advisory fees	889
Transfer agent fees	709
Printing and shareholder reports	93
Custody fees	29
Administration fees	31
Legal fees	15
Auditing and accounting fees	21
Trustees fees	17
Registration fees	116
Other	16
Distribution and service fees:
Class A	428
Class B	720
Class C	176
Class L	24
Class M	69
Total expenses	3,353
Less:
Advisory fee waiver	(869)
Reimbursement of class expenses
Class B	(229)
Class C	(54)
Class L	(11)
Class M	(17)
Net expenses	2,173
Net Investment Income (Loss)	595
Net Increase (Decrease) in Net Assets Resulting from Operations	$595

(a)  Statement of Operations has been restated. See Note 6.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended
(all amounts in thousands)

	October 31, 2004	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$710	$595
	710	595
Distributions to Shareholders:
From net investment income:
Class A	(601)	(478)
Class B	(56)	(85)
Class C	(40)	(2)
Class C2	(9)	(21)
Class M	(4)	(9)
	(710)	(595)
Capital Share Transactions:
Proceeds from shares sold:
Class A	179,283	212,939
Class B	25,310	44,548
Class C	23,364	11,745
Class C2	7,547	16,782
Class M	2,473	8,209
	237,977	294,223
Dividends and distributions reinvested:
Class A	545	485
Class B	54	86
Class C	11	2
Class C2	8	22
Class M	4	12
	622	607
Cost of shares redeemed:
Class A	(104,345)	(235,579)
Class B	(39,451)	(71,993)
Class C	(17,946)	(8,205)
Class C2	(10,452)	(24,270)
Class M	(3,810)	(13,220)
	(176,004)	(353,267)
Class level exchanges:
Class C	13,306	–
Class C2	(9,777)	–
Class M	(3,529)	–
	–	–
Automatic conversions:
Class A	34	–
Class B	(34)	–
	–	–
	62,595	(58,437)
Net increase (decrease) in net assets	62,595	(58,437)
Net Assets:
Beginning of year	185,196	243,633
End of year	$247,791	$185,196
Undistributed Net Investment Income (Loss)	$91	$88

	October 31, 2004	October 31, 2003
Share Activity:
Shares issued:
Class A	179,282	212,938
Class B	25,311	44,548
Class C	23,364	11,745
Class C2	7,548	16,782
Class M	2,473	8,208
	237,978	294,221
Shares issued–reinvested from distributions:
Class A	545	485
Class B	54	86
Class C	11	22
Class C2	8	2
Class M	4	12
	622	607
Shares redeemed:
Class A	(104,345)	(235,579)
Class B	(39,451)	(71,993)
Class C	(17,946)	(8,205)
Class C2	(10,452)	(24,270)
Class M	(3,810)	(13,220)
	(176,004)	(353,267)
Class level exchanges:
Class C	13,302	–
Class C2	(9,777)	–
Class M	(3,525)	–
	–	–
Automatic conversions:
Class A	34	–
Class B	(34)	–
	–	–
Net increase (decrease) in shares outstanding:
Class A	75,517	(22,156)
Class B	(14,121)	(27,359)
Class C	18,731	3,562
Class C2	(12,673)	(7,486)
Class M	(4,858)	(5,000)
	62,596	(58,439)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (c)(f)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	10/31/2004	$1.00	$0.004	$–	$0.004	$(0.004)	$–	$(0.004)	$1.00
	10/31/2003	1.00	0.004	–	0.004	(0.004)	–	(0.004)	1.00
	10/31/2002	1.00	0.008	–	0.008	(0.008)	–	(0.008)	1.00
Class B	10/31/2004	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–	–	–	–	–	1.00
Class C	10/31/2004	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.002	–	0.002	(0.002)	–	(0.002)	1.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)			Net Investment Income (Loss) to Average
	Ended (f)	Return (b)	(000's)	Net (d)	Total (e)		Net Assets (a)
Class A	10/31/2004	0.42%	$185,311	0.83%	1.19%		0.45%
	10/31/2003	0.39	109,794	0.83	1.22		0.42
	10/31/2002	0.56	131,949	0.83	1.36		0.93
Class B	10/31/2004	0.14	40,203	1.10	1.81	(g)	0.13
	10/31/2003	0.12	54,324	1.16	1.87	(g)	0.08
	10/31/2002	0.28	81,683	1.48	2.01		0.28
Class C	10/31/2004	0.14	22,277	0.98	1.96	(g)	0.43
	10/31/2003	0.12	3,542	1.04	1.87	(g)	0.21

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(c)  Per share information is calculated based on average number of shares outstanding.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  TA IDEX Transamerica Money Market ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002. Class L was renamed Class C on March 1, 2004. (see note 1)

(g)  The Fund has restated its financial statements in order to properly present the Fund's gross distribution and service fees and offsetting waivers. The effect of this restatement was to increase the ratios of total expenses to average net assets by 0.38% and 0.32% for Class B, and 0.23% and 0.44% for Class C, for the years ended October 31, 2004 and October 31, 2003, respectively. The Fund's ratios of net expenses to average net assets and net investment income ratios were not affected by this restatement.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At October 31, 2004
(all amounts in thousands)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TA IDEX Transamerica Money Market ("the Fund"), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Money Market to TA IDEX Transamerica Money Market.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund's investment objective.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers three classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different sales charges than the previous Class L shares. On June 15, 2004, Class C2 shares merged into Class C. On September 24, 2004, Class M shares merged into Class C. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of each class of shares of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Other securities for which quotations are not readily available are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund's Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at October 31, 2004, was paying an interest rate of 1.30%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. This fee is included in Custody fees in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account maintenance fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder's account.

No fee will be charged under the following conditions:

•  accounts opened within the preceding 24 months

•  accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•  accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•  accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•  UTMA/UGMA accounts

•  Fiduciary accounts

•  B-share accounts whose shares have started to convert to A–shares accounts (as long as combined value of both accounts is at least $1)

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2004
(all amounts in thousands)

NOTE 1.–(continued)

For the year ended October 31, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets and Liabilities.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the year ended October 31, 2004, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the assets allocation funds)

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$27,238	11%
TA IDEX Asset Allocation - Moderate Growth Portfolio	33,798	14%
TA IDEX Asset Allocation - Moderate Portfolio	42,898	17%
Total	$103,934	42%

Investment advisory fee: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

0.40% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.48% Expense Limit

If total fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay that adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$869	10/31/2006
Fiscal Year 2002	543	10/31/2005

If total class expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years. The Fund may be required to pay that adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2004 - Class A	$477	10/31/2007
Fiscal Year 2004 - Class B	145	10/31/2007
Fiscal Year 2004 - Class C	71	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

Class C2 and Class M merged into Class C on June 15, 2004 and September 24, 2004, respectively.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

In order to maintain a positive yield to shareholders, the Fund has waived a portion of the 12b-1 fees for all classes except Class A. The amount waived for the year ended October 31, 2004 was $236. These waivers are not subject to the expense recapture agreement. The waivers reduced the ratio of net expenses to average net assets by 0.38% for Class B and 0.23% for Class C.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2004
(all amounts in thousands)

NOTE 2.–(continued)

Classes B, C, M and certain A share redemptions. For the year ended October 31, 2004, the underwriter commissions were as follows:

Received by Underwriter	$484
Retained by Underwriter	0
Contingent Deferred Sales Charge	373

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. The Fund pays ATFS an annual fee of 0.015% of average net assets. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

The Fund paid ATFS $31 for the year ended October 31, 2004.

Transfer agent fees: The Fund pays ATIS an annual per-account charge of $20 (not in thousands) for each open account and $1.63 (not in thousands) for each closed account. There is no new account charge. The transfer agent fees on the Statement of Operations are made up of fees paid to ATIS and costs associated with shareholder statements. The Fund paid ATIS $606 for the year ended October 31, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At October 31, 2004, the value of invested plan amount was $9. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at October 31, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, excise taxes and distributions payable.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2004 was as follows:

2003 Distributions paid from:
Ordinary Income	$595
Long-term capital gain	–
2004 Distributions paid from:
Ordinary Income	710
Long-term capital gain	–

Reclassifications between Undistributed net investment income (loss), Accumulated net realized gain (loss) and Shares of beneficial interest are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not effected by these reclassifications. These reclassifications are as follows:

Shares of beneficial interest, unlimited shares authorized	(3)
Undistributed net investment income (loss)	$3

The tax basis components of distributable earnings as of October 31, 2004, are as follows:

Undistributed Ordinary Income	$186
Undistributed Long-term Capital Gains	$–
Capital Loss Carryforward	$–
Net Unrealized Appreciation (Depreciation)	$–

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of October 31, 2004, are as follows:

Federal Tax Cost Basis	$248,011
Unrealized Appreciation	$–
Unrealized (Depreciation)	–
Net Unrealized Appreciation (Depreciation)	$–

NOTE 5. OTHER MATTERS

Transamerica IDEX Mutual Funds ("TA IDEX"), and certain of its affiliated entities, have received requests for information from the Staff of the Securities and Exchange Commission in connection with market timing and late trading within the funds. TA IDEX and the affiliated entities have voluntarily cooperated in the investigation and have been providing the information as requested.

NOTE 6. RESTATEMENT

The Fund's previously issued financial statements presented waived distribution and service fees on a net basis. Generally accepted accounting principles require that waived distribution and service fees be presented on a gross basis by class, together with an offsetting

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2004
(all amounts in thousands)

NOTE 6.–(continued)

reimbursement, on the statement of operations. Accordingly, the Fund has restated its financial statements in order to present waived distribution and service fees on a gross basis. The ratios of total expenses to average net assets in the financial highlights have also been restated accordingly. This restatement had no effect on the Fund's net asset value, per share value, ratios of net expenses to average net assets, net investment income ratios, and total increase (decrease) in net assets from operations during any period. This restatement changed the financial statements as follows:

Statement of Operations For the year ended October 31, 2004	(As previously reported)	(As restated)

Distribution and service fees:

Class B	$276	$444
Class C	73	95
Class C2	33	68
Class M	19	30

Reimbursement of class expenses

Class B	$(145)	$(313)
Class C	(71)	(93)
Class C2	–	(35)
Class M	–	(11)
Statement of Operations For the year ended October 31, 2003	(As previously reported)	(As restated)

Distribution and service fees:

Class B	$491	$720
Class C	122	176
Class L	13	24
Class M	52	69

Reimbursement of class expenses

Class B	–	$(229)
Class C	–	(54)
Class L	–	(11)
Class M	–	(17)
Financial Highlights Ratio of Total expenses to Average Net Assets For the year ended October 31, 2004	(As previously reported)	(As restated)
Class B	1.43	1.81
Class C	1.73	1.96

For the year ended October 31, 2003

Class B	1.55	1.87
Class C	1.43	1.87

Transamerica IDEX Mutual Funds

Annual Report 2004

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and Shareholders of
TA IDEX Transamerica Money Market

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TA IDEX Transamerica Money Market (the "Fund") (one of the portfolios constituting the Transamerica IDEX Mutual Funds) at October 31, 2004, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 6, the financial statements have been restated.

PricewaterhouseCoopers LLP
Tampa, Florida
December 28, 2004, except for the information in Note 6, as to which the date is March 24, 2005

Transamerica IDEX Mutual Funds

Annual Report 2004

TA IDEX Transamerica Money Market

SUPPLEMENTAL INFORMATION (unaudited)
TAX INFORMATION

For dividends paid during the year ended October 31, 2004, the Fund designates qualified dividend income to the maximum extent allowable.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1009-Div.

RESULTS OF SHAREHOLDER PROXY

At a special meeting of Class M shareholders of each series of Transamerica IDEX (except TA IDEX Federated Tax Exempt and TA IDEX Protected Principal Stock), as listed above, held on September 2, 2004, the results of the Proposal were as follows:

Proposal 1:  Approval of a conversion of Class M shares into Class C shares of the Funds, which will result in bearing the distribution and service fees payable under the 12b-1 Plan of Distribution for the Class C shares of the Funds.

For	Against	Abstentions/Broker Non-Votes
77.96%	10.36%	11.68%

Transamerica IDEX Mutual Funds

Annual Report 2004

TRANSAMERICA IDEX MUTUAL FUNDS

MANAGEMENT OF THE FUND (unaudited)

Name, Address and Age	Position(s) Held with Fund*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held By Director
INTERESTED TRUSTEES

Brian C. Scott(1) (DOB 9/29/43)*	Trustee, President & Chief Executive Officer	Indefinite** Trustee 2003–present President, CEO 2002–present	Director, President and Chief Executive Officer, AEGON/Transamerica Series Fund, Inc. ("ATSF"); TIS; Manager, TIM; President, Director & Chief Executive Officer, AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), AEGON/Transamerica Investor Services, Inc. & AEGON/Transamerica Fund Services, Inc. ("ATFS"); Chief Executive Officer, Transamerica Investors, Inc. (TII); Director, President & CEO, Endeavor Management Co. (2001–2002)	85	N/A

Thomas P. O'Neill(1) 1111 North Charles Street Baltimore, MD 21201-5574 (DOB 3/11/58)	Trustee	Indefinite** 2003–present	President, AEGON Financial Services Group, Inc., Financial Institution Division; Director, AEGON/Transamerica Series Fund, Inc. (ATSF); Director, Transamerica Income Shares, Inc. (TIS); Director, National Aquarium of Baltimore	85	N/A

INDEPENDENT TRUSTEES

Peter R. Brown 11180 6th Street East Treasure Island, FL 33706 (DOB 5/10/28)	Chairman, Trustee	Indefinite** 1986–present	Chairman & Director, ATSF & TIS; Rear Admiral (Ret.) U.S. Navy Reserve, Civil Engineer Corps; Chairman of the Board, Peter Brown Construction Company (1963–2000)	85	N/A

Charles C. Harris 2840 West Bay Drive, #215 Belleair Bluffs, FL 33770 (DOB 1/15/30)	Trustee	Indefinite ** 1994–present	Director, ATSF & TIS	84	N/A

Russell A. Kimball, Jr. 1160 Gulf Boulevard Clearwater Beach, FL 33767 (DOB 8/17/44)	Trustee	Indefinite** 2002–present	Director, ATSF & TIS; General Manager, Sheraton Sand Key Resort (1975–present)	84	N/A

William W. Short, Jr. 7882 Lantana Creek Road Largo, FL 33777 (DOB 2/25/36)	Trustee	Indefinite** 1996–present	Vice Chairman & Director, ATSF & TIS; Retired Corporate CEO and Chairman of the Board, Shorts, Inc.	84	N/A

Daniel Calabria 7068 S. Shore Drive S. South Pasadena, FL 33707 (DOB 3/05/36)	Trustee	Indefinite** 1986–present	Director, ATSF & TIS; Trustee (1993–present) & President (1993–1995), Florida Tax Free Funds	84	Florida Tax Free Funds

Janice B. Case 205 Palm Island NW Clearwater, FL 33767 (DOB 9/27/52)	Trustee	Indefinite** 2002–present	Director, ATSF & TIS; Director, Central Vermont Public Service Co. (Audit Committee); Director, Western Electricity Coordinating Council (Chairman, Human Resources and Compensation Committee); Senior Vice President (1996–2000), Florida Power Corporation	84	Central Vermont Public Service Co. Western Electricity Coordinating Council

Jack E. Zimmerman 6778 Rosezita Lane Dayton, OH 45459 (DOB 2/3/28)	Trustee	Indefinite** 1986–present	Former Director, Regional Marketing of Marietta Corporation & Director of Strategic Planning, Martin Marietta Baltimore Aerospace.	39	N/A

Leo J. Hill 2201 N. Main St. Gainesville, FL 32609 (DOB 3/27/56)	Trustee	Indefinite** 2002–present	Director, ATSF & TIS; Owner & President, Prestige Automotive Group (2001–present)	84	N/A

(1)  May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

Name, Address and Age	Position Held with Fund	Term of Office*** and Length of Time Served		Principal Occupation(s) or Employment During Past 5 Years
OFFICERS*

John K. Carter (DOB 4/24/61)	Senior Vice President, General Counsel, Secretary and Chief Compliance Officer	1999–	present	General Counsel, Sr. Vice President, Secretary & Chief Compliance Officer, ATSF & TIS; Vice President & Senior Counsel, Western Reserve Life Assurance Co. of Ohio ("WRL"); Director, General Counsel, Sr. Vice President & Secretary, ATFA, ATIS & ATFS; Vice President AFSG; Vice President, Secretary & Anti-Money Laundering Officer, TII; Vice President, TIM; Vice President & Counsel (1997–1999), Salomon Smith Barney

Kim D. Day (DOB 8/2/55)	Senior Vice President, Treasurer & Chief Financial Officer	2002–	present	Senior Vice President, Treasurer & Chief Financial Officer, ATSF & TIS; Sr. Vice President & Treasurer, ATFS, ATFA, ATIS & TII; Vice President, AFSG & TIM; Asst. Vice President, WRL

*  The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of Transamerica IDEX receives compensation paid by Transamerica IDEX.

**  Each trustee serves an indefinite term until he or she is removed, reaches mandatory retirement age, resigns or becomes incapacitated.

***  Elected and serves at the pleasure of the Board of Trustees of Transamerica IDEX.

Additional information about the fund trustees can be found in the Statement of Additional Information, available without charge upon request by calling 1-888-233-4339.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica IDEX Mutual Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX was made on or before August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012
Clearwater, FL 33758-9012

www.idexfunds.com

P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD
Investor Services 1-888-233-IDEX (4339)

Item 2: Code of Ethics.

(a)                                  Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)                                 Registrant’s code of ethics is reasonably designed as described in this Form N-CSR/A.

(c)                                  During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)                                 During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)                                  Not Applicable

(f)                                    Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR/A.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Peter Brown and William Short are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Mr. Brown and Mr. Short are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Mr. Brown and Mr. Short as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon either of them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as members of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

		Fiscal Year Ended 10/31
(in thousands)		2003	2004

(a)	Audit Fees	360	356
(b)	Audit-related Fees	43	59
(c)	Tax Fees	65	104
(d)	All Other Fees	N/A	N/A
(e) (1)	Pre-approval policy * (see below)
(e) (2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser
	(or affiliate that provided services to Registrant)	N/A	N/A

(h)

Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is Compatible with maintaining the auditor’s Independence.

		Yes	Yes

* (e) (1)                                                       The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee.  Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.

Item 5: Audit Committee of Listed Registrants. Not applicable.

Item 6: Schedule of Investments.

The schedule of investments of TA IDEX Transamerica Money Market, a separate series of the Registrant, is included in the annual report to shareholders filed under Item 1 of this Form N-CSR/A.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees:  currently the registrant does not have a policy with regard to the consideration of trustee candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

Item 10: Controls and Procedures.

(a)          Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         Effective September 14, 2004, Transamerica Fund Services, Inc., the registrant’s administrator, entered into an agreement with Investors Bank & Trust Company (“IBT”) for IBT to provide certain administrative services on behalf of the registrant, which may be deemed to be a change that has materially affected, or is likely to materially affect, registrant’s internal control over financial reporting.

Item 11: Exhibits.

(a)          (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR/A with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: March 30, 2005
By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date: March 30, 2005

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

11(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
11(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
11(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
11(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer